Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities

The following tables shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2024	As of December 31, 2023
Assets
Operating lease right-of-use assets, net	$2,413	$14,543

Liabilities
Operating lease liabilities, current	$5,052	$13,549
Operating lease liabilities, non-current	$-	$2,997

Weighted average remaining lease term (in years)	0.25	1.25
Weighted average discount rate (%)	3.85%	3.85

Information related to operating lease activities for the years ended December 31, 2024 and 2023 are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023

Operating lease right-of-use assets obtained in exchange for lease liabilities	$-	$-

Operating lease expense	$12,251	$40,060
Short-term lease expense	59,343	28,239
Total	$71,594	$68,299

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

Lease Liabilities
Twelve months ending December 31,
2025	$5,070
Thereafter	-
Total lease payments	5,070
Less: imputed interest	18
Total	$5,052

Schedule of Lease for Office Space and Warehouses Located

The Company entered into several lease for office space and warehouses located in Ningbo and Shenzhen:

Location of property	Approximate gross floor area	Term of Lease	Facility Usage
	(sq. meters)
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2022 to April 30, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2022 to January 1, 2023)	Office
Room 329-1/329-2, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	513.91	One year (January 1, 2023 to December 31, 2023)	Office
Room 329-3,329-4,329-5, Fintech Building, Ningbo Free Trade Zone East District, Ningbo, Zhejiang Province, PRC	227.88	One year (January 1, 2023 to December 31, 2023)	Office
301, Building C, Shenghexing Logistics Park, Intersection of Yongfu Road and Liyuan Road, Fuhai Street, Shenzhen	150.75	31 months (September 1, 2022 to March 14, 2025)	Warehouse
Ningbo Free Trade Zone Financial Technology Building 329-1,329-2, 329-3,329-4,329-5	741.49	One year (January 1, 2024 to December 31, 2024)	Office
Unit A06, Area 1, 6th Floor, Building 828, Sun ‘gang, Baoan North Road, Luohu District, Shenzhen	57.00	One year (May 1, 2023 to April 30, 2024)	Office
Rooms 901, 902, 903, 904, 905 (907), 906, 909, 910, 911, 912, No. 1 Xingye Road, Xinqi Subdistrict, Beilun District, Ningbo City	1,111.00	Six months (September 1, 2024 to February 28, 2025)	Office